Securities - Schedule of Amortized Cost and Fair Value of Investment Securities Portfolio by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available for sale
Amortized Cost, Three months or less	$ 30,000
Amortized Cost, Over three months through one year	0
Amortized Cost, Over one year through five years	0
Amortized Cost, Over five years through ten years	7,796
Amortized Cost, Over ten years	12,274
Amortized Cost	392,179	275,860
Held to maturity
Amortized Cost, Three months or less	250
Amortized Cost, Over one year through five years	1,419
Amortized Cost, Over five years through ten years	1,106
Amortized Cost, Over ten years	11,970
Amortized Cost, Mortgage-backed securities: residential	38,587
Amortized Cost	53,332	56,575
Available for sale
Fair Value, Three months or less	29,999
Fair Value, Over three months through one year	0
Fair Value, Over one year through five years	0
Fair Value, Over five years through ten years	7,948
Fair Value, Over ten years	12,226
Fair Value, Mortgage-backed securities	6,465
Fair Value, Mortgage-backed securities	339,067
Fair Value, Total	395,705	268,515
Held to maturity
Fair Value, Three months or less	251
Fair Value, Over one year through five years	1,478
Fair Value, Over five years through ten years	1,127
Fair Value, Over ten years	12,305
Fair Value, Mortgage-backed securities: residential	38,580
Fair Value, Total	53,741	54,004
Mortgage-Backed Securities: Commercial [Member]
Available for sale
Amortized Cost, Mortgage-backed securities	6,432
Amortized Cost	6,432
Available for sale
Fair Value, Total	6,465
Mortgage-Backed Securities: Residential [Member]
Available for sale
Amortized Cost, Mortgage-backed securities	335,677
Amortized Cost	335,677	259,831
Held to maturity
Amortized Cost	38,587	39,043
Available for sale
Fair Value, Total	339,067	253,791
Held to maturity
Fair Value, Total	$ 38,580	$ 37,275